Lease - Schedule of Lease Cost (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
ASSETS
Right-of-use assets	¥ 4,236,029		¥ 3,818,363		$ 605,744
Less: impairment	4,236,029		3,818,363		605,744
Right-of-use assets, net
LIABILITIES
Operating lease liabilities – current	1,545,002		1,388,863		220,932
Operating lease liabilities – non-current	1,294,510		1,672,218		$ 185,112
Operating cash payments for operating leases	¥ 1,603,603	$ 229,312	¥ 1,181,260	¥ 1,360,684